Business Combination - Summary of Net Assets, Fair Value of Considerations and Listing and Related Expenses (Parenthetical) (Details) - RPPL	Aug. 23, 2021 shares ₨ / shares
Disclosure of detailed information about business combination [line items]
Deemed number of shares issued by acquiree	127,381,626
Number of shares deembed to be issued by acquirer	12,289,241
Issue price per share | ₨ / shares	₨ 606.96